Financial Instruments and Risk Management - Schedule of Assets (Liabilities) Measured at Fair Value on Non-Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) (Fair Value, Inputs, Level 3 [Member], USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	$ 11
Sale of assets	(5)
Deconsolidation of assets	(6)
Veredus asset group	16
Ending balance	16
Amount of total losses for the period included in earnings attributable to assets still held at the reporting date	(5)	(3)
Veredus [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Sale of assets		(16)
Veredus cost-method investment		3
Other-then-temporary impairment on Veredus cost-method investment		$ (3)